Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 11. Subsequent Events
Management has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Management has determined that there are no material events other than the one described below that would require adjustment to, or disclosure in, the Company’s consolidated financial statements.
On May 2, 2022, the Company, Terra Income Fund 6, Inc. (“Terra BDC”), Terra Merger Sub, LLC, a wholly owned subsidiary of the Company (“Merger Sub”), Terra Income Advisors, LLC and the Manager, entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, subject to the terms and conditions therein, Terra BDC will be merged with and into Merger Sub, with Merger Sub surviving as a wholly owned subsidiary of the Company (such surviving company, the “Surviving Company” and such transaction, the “Merger”).
Pursuant to the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), except for any shares of common stock, par value $0.001 per share, of Terra BDC (“Terra BDC Common Stock”) held by the Company or any wholly owned subsidiary of the Company or Terra BDC, which will be automatically retired and cease to exist with no consideration paid therefor, each issued and outstanding share of Terra BDC Common Stock will be automatically cancelled and retired and converted into the right to receive (i) 0.595 shares (as such number may be adjusted in accordance with the Merger Agreement, the “Exchange Ratio”) of the newly designated Class B Common Stock, par value $0.01 per share, of the Company (“Class B Common Stock”), and (ii) cash, without interest, in lieu of any fractional shares of Class B Common Stock otherwise issuable in an amount, rounded to the nearest whole cent, determined by multiplying (x) the fraction of a share of Class B Common to which such holder would otherwise be entitled by (y) $14.38.
Prior to the Effective Time, the Company will file with the State Department of Assessments and Taxation of Maryland Articles of Amendment to the Articles of Amendment and Restatement of the Company (the “Charter Amendment”). Pursuant to the Charter Amendment, (i) the authorized shares of stock which the Company has authority to issue will be increased from 500,000,000 to 950,000,000, consisting of 450,000,000 shares of Class A Common Stock, $0.01 par value per share (“Class A Common Stock”), 450,000,000 shares of Class B Common Stock, and 50,000,000 shares of Preferred Stock, $0.01 par value per share, and (ii) each share of the Company’s common stock issued and outstanding immediately prior to the Effective Time will be automatically changed into one issued and outstanding share of Class B Common Stock.
Except with respect to conversion, each share of Class B Common Stock will have identical preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, and terms and conditions of redemption as each other share of the Company’s common stock. On the date that is 180 calendar days (or, if such date is not a business day, the next business day) after the date of initial listing of shares of Class A Common Stock for trading on a national securities exchange or such earlier date as approved by the Board (the “First Conversion Date”), one-third
of the issued and outstanding shares of Class B Common Stock will automatically and without any action on the part of the holder thereof convert into an equal number of shares of Class A Common Stock. On the date that is 365 calendar days (or, if such date is not a business day, the next business day) after the date of initial listing of shares of Class A Common Stock for trading on a national securities exchange or such earlier date following the First Conversion Date as approved by the Board (the “Second Conversion Date”), one-half
of the issued and outstanding shares of Class B Common Stock will automatically and without any action on the part of the holder thereof convert into an equal number of shares of Class A Common Stock. On the date that is 545 calendar days (or, if such date is not a business day, the next business day) after the date of initial listing of shares of Class A Common Stock for trading on a national securities exchange or such earlier date following the Second Conversion Date as approved by the Board, all of the issued and outstanding shares of Class B Common Stock will automatically and without any action on the part of the holder thereof convert into an equal number of shares of Class A Common Stock.
Pursuant to the Merger Agreement, the Company has agreed to take all necessary corporate action so that upon and after the Effective Time, the size of the Board is increased from three to six, and three individuals designated by Terra BDC (the “Terra BDC Designees”) are elected to the Board. If a Terra BDC Designee is not able or willing to serve on the Board as of the Effective Time, Terra BDC will select a replacement within a reasonable period of time prior to the Effective Time, and the Board will elect such replacement as a member of the Board as of the Effective Time.
The Merger is expected to close during the third quarter of 2022, subject to the required approvals by Terra BDC’s stockholders and other customary closing conditions. There can be no assurances that the Merger will close.

Note 12. Subsequent Events
Management has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Management has determined that there are no material events other than the one described below that would require adjustment to, or disclosure in, the Company’s consolidated financial statements.
On February 18, 2022, Terra Mortgage Capital I, LLC (the “Seller”), a special-purpose indirect wholly-owned subsidiary of the Company, entered into an Uncommitted Master Repurchase and Securities Contract Agreement (the “Repurchase Agreement”) with Goldman Sachs Bank USA ( the “Buyer”). The Repurchase Agreement provides for advances of up to $200.0 million in the aggregate, which the Company expects to use to finance the originations of certain secured performing commercial real estate loans and the acquisitions of certain secured non-performing
commercial real estate loans. The Repurchase Agreement replaced the Term Loan, at which time all Mortgage Assets under the Term Loan were assigned as purchased assets under the Repurchase Agreement.

Advances under the Repurchase Agreement accrue interest at a per annum pricing rate equal to the sum of (i) Term SOFR (subject to underlying loan floors on a case-by-case
basis) and (ii) the applicable spread, which ranges from 1.75% to 3.00%, and have a maturity date of February 18, 2024. The actual terms of financing for each asset will be determined at the time of financing in accordance with the Repurchase Agreement. Subject to satisfaction of certain conditions, the Seller may extend the maturity date of the Repurchase Agreement for another
12-month
term.
The Repurchase Agreement contains margin call provisions that provide the Buyer with certain rights in the event of a decline in debt yield, loan-to-value
ratio, and value of the underlying loans purchased under the Repurchase Agreement. Upon the occurrence of a margin deficit event, the Buyer may require the Seller to make a payment to reduce the purchase price to eliminate any margin deficit.
In connection with the Repurchase Agreement, the Company entered into a Guarantee Agreement in favor of the Buyer (the “Guarantee Agreement”), pursuant to which the Company will guarantee the obligations of the Seller under the Repurchase Agreement. Subject to certain exceptions, the maximum liability under the Repurchase Agreement will not exceed 25% of the then currently outstanding repurchase obligations for performing loans and 50% of the then currently outstanding repurchase obligations for non-performing
loans under the Repurchase Agreement
The Repurchase Agreement and the Guarantee Agreement contain various representations, warranties, covenants, conditions precedent to funding, events of default and indemnities that are customary for agreements of these types. In addition, the Guarantee Agreement contains financial covenants, which require the Company to maintain: (i) cash liquidity of at least the greater of $5 million or 5% of the then-current outstanding amount under the Repurchase Agreement; (ii) total liquidity in an amount equal to or greater than the lesser of $15 million or 10% of the then-current outstanding amount under the Repurchase Agreement (iii) tangible net worth at an amount no less than 75% of that at closing; (iv) an EBITDA to adjusted interest expense ratio of not less than 1.50 to 1.00; and (v) a total indebtedness to tangible net worth ratio of not more than 3.00 to 1.00.